RELATED PARTY BALANCES AND TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties		¥ 9,447
Amounts due to related parties		67,510		$ 2,119	¥ 14,569
JD Group
RELATED PARTY BALANCES AND TRANSACTIONS
Purchases of goods/services from related parties	¥ 607,086	544,708	¥ 668,029
Mr. Jay Wenjie Xiao
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties		8,122
Others
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties		1,325
Individual Director or Officer and his/her immediate family members under Juzi Licai investment programs as Individual Investors under the Old model
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties		¥ 67,510			¥ 14,569